Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [Abstract]
Cash and cash equivalents
The following table shows the detail of Cash and cash equivalents as of December 31, 2023 and 2022:

	Balance as of December 31,
	2023	2022
Cash at bank and on hand - non restricted	271,329	393,430
Cash at bank and on hand - restricted	176,972	207,560
Total	448,301	600,990

The following breakdown shows the main currencies in which cash and cash equivalent balances are denominated:

	Balance as of December 31,
Currency	2023	2022
U.S. dollar	266,200	309,756
Euro	102,820	217,675
South African Rand	30,908	36,137
Mexican Peso	13,455	4,010
Algerian Dinar	21,168	24,727
Other	13,750	8,685
Total	448,301	600,990